Restructuring initiatives - Additional information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Mar. 31, 2020
Restructuring Initiatives [Abstract]
Liabilities relating to restructuring costs including currency translation adjustments		¥ 507
Amount paid as severance costs		9,305
Branch consolidation costs	¥ 4,231
Liabilities relating to branch consolidation costs		¥ 813